DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Fair value of derivative instrument	$ 8,256,309	$ 5,265,139
Auctus Convertible Promissory Notes
Fair value of derivative instrument	6,504,717	4,227,656
EMA Financial Convertible Promissory Notes
Fair value of derivative instrument	1,715,983	1,001,780
Warrants Issued with the Derivative Instruments
Fair value of derivative instrument	$ 35,609	$ 35,703